Goodwill and Intangible Assets - Summary of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Acquired Finite-Lived Intangible Assets [Line Items]
Gross amount	$ 851,029	$ 816,336
Accumulated Amortization	(132,861)	(132,320)
Impairment	(269,893)	(269,893)
Net Amount	$ 448,275	414,123
Useful life, Goodwill	indefinite
Gross amount, Goodwill	$ 651,597	633,965
Impairment, Goodwill	(254,893)	(254,893)
Net Amount, Goodwill	$ 396,704	379,072
Trademarks [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life	indefinite
Gross amount	$ 50,000	50,000
Impairment	(15,000)	(15,000)
Net Amount	$ 35,000	35,000
Customer relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life	4 years
Gross amount	$ 84,271	75,000
Accumulated Amortization	(75,387)	(75,000)
Net Amount	8,884
Purchased technology [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross amount	52,707	45,423
Accumulated Amortization	(45,544)	(45,423)
Net Amount	$ 7,163
Purchased technology [Member] | Maximum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life	10 years
Purchased technology [Member] | Minimum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life	5 years
Development costs [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life	3 years
Gross amount	$ 9,486	9,486
Accumulated Amortization	(9,486)	(9,486)
Software [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross amount	2,968	2,462
Accumulated Amortization	(2,444)	(2,411)
Net Amount	$ 524	$ 51
Software [Member] | Maximum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life	5 years
Software [Member] | Minimum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life	4 years